INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets [Table Text Block]
	January 31, 2022	January 31, 2021
	$	$
Licenses	12,141,476	12,141,476
Brands	868,982	868,982
Customer relationships	1,758,553	2,122,063
	14,769,011	15,132,521
Less: accumulated amortization	(5,544,846)	(4,174,560)
	9,224,165	10,957,961